Related-Party and Party-In- Interest Transactions - Additional Information (Details) - EBP 004 [Member] - Common Stock of Public Service Enterprise Group Incorporated - Master Trust - USD ($)
$ / shares in Units, $ in Thousands
12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Shares held in master trust	3,432,923	3,630,370
Market value per share	$ 80.3	$ 84.49
Dividend income	$ 9,047